GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2013
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
Total Revenues And Long-Lived Assets By Geographic Area
	Year ended December 31,
	2013	2012	2011
Revenue from sales to customers:

Israel	$260	$242	$-
Europe	3,289	-	-

Total revenue	$3,549	$242	$-

	December 31,
	2013	2012
Long-lived assets:

Israel	$567	$483
United States	641	767

Total long-lived assets	$1,208	$1,250

Sales To A Single Customer Exceeding 10%:
	Year ended December 31,
	2013	2012	2011
Sales to a single customer exceeding 10%:

Customer A	93%	100%	-